INTANGIBLE ASSETS - Additional information (Detail) - The Body Shop [member] - Aeon Forest Co., Ltd [member] ¥ in Thousands, R$ in Thousands	Oct. 01, 2020 BRL (R$)	Jun. 30, 2020 JPY (¥)	Jun. 30, 2020 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Purchase price of entity		¥ 2,632,000	R$ 133,275
Goodwill	R$ 34,251